ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES

12.	ACCRUALS AND OTHER CURRENT LIABILITIES

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Accrued payroll and welfare expenses	194	231	30
Withholding tax payable (note)	746	746	96
Accrued audit fee	876	1,180	151
Deferred government subsidies	677	677	87
Other accruals and payables	193	676	87
Total	2,686	3,510	451

Note: The Company’s operating subsidiary, acting as fund manager, withheld income tax on behalf of a fund that was closed during the year ended December 31, 2024. These funds are held for potential future tax obligations related to investor distributions and will be remitted to tax authorities if required upon final determination of the fund’s tax position.

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS